UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03235

FMI Common Stock Fund, Inc.

(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202

(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202

(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 93.8%(a)

COMMERCIAL SERVICES SECTOR - 9.0%
	Advertising/Marketing Services - 1.3%
1,556,000	Harte-Hanks, Inc.	14,144,040
	Financial Publishing/Services - 3.8%
549,000	The Dun & Bradstreet Corporation	41,081,670
	Miscellaneous Commercial Services - 3.9%
736,000	Cintas Corp.	25,620,160
1,000,000	TeleTech Holdings, Inc.*	16,200,000
		41,820,160
CONSUMER DURABLES SECTOR - 1.3%
	Other Consumer Specialties - 1.3%
414,000	Mine Safety Appliances Co.	13,711,680

CONSUMER NON-DURABLES SECTOR - 1.8%
	Food: Specialty/Candy - 1.8%
286,000	Lancaster Colony Corporation	19,831,240

DISTRIBUTION SERVICES SECTOR - 12.3%
	Electronics Distributors - 6.8%
1,248,000	Arrow Electronics, Inc.*	46,687,680
751,000	ScanSource, Inc.*	27,036,000
		73,723,680
	Medical Distributors - 3.9%
1,433,000	Patterson Companies Inc.	42,302,160
	Wholesale Distributors - 1.6%
538,000	United Stationers Inc.	17,517,280

ELECTRONIC TECHNOLOGY SECTOR - 1.7%
	Aerospace & Defense - 1.7%
326,000	Alliant Techsystems Inc.	18,634,160

FINANCE SECTOR - 11.1%
	Insurance Brokers/Services - 4.0%
1,293,000	Arthur J. Gallagher & Co.	43,237,920
	Life/Health Insurance - 2.1%
997,000	Protective Life Corp.	22,492,320
	Property/Casualty Insurance - 3.6%
1,145,000	W.R. Berkley Corp.	39,376,550
	Regional Banks - 1.4%
293,000	Cullen/Frost Bankers, Inc.	15,502,630

HEALTH SERVICES SECTOR - 3.8%
	Health Industry Services - 2.3%
552,000	Covance Inc.*	25,237,440
	Medical/Nursing Services - 1.5%
809,000	VCA Antech, Inc.*	15,977,750

HEALTH TECHNOLOGY SECTOR - 3.4%
	Medical Specialties - 3.4%
227,875	Bio-Rad Laboratories, Inc.*	21,885,115
408,000	West Pharmaceutical Services, Inc.	15,483,600
		37,368,715
INDUSTRIAL SERVICES SECTOR - 4.3%
	Oilfield Services/Equipment - 4.3%
563,000	Bristow Group, Inc.	26,680,570
399,000	Dresser-Rand Group, Inc.*	19,914,090
		46,594,660
MISCELLANEOUS SECTOR - 0.9%
	Investment Trusts/Mutual Funds - 0.9%
457,000	PICO Holdings, Inc.*	9,405,060

NON-ENERGY MINERALS SECTOR - 2.7%
	Construction Materials - 2.7%
1,143,575	Eagle Materials Inc.	29,344,134

PROCESS INDUSTRIES SECTOR - 10.3%
	Chemicals: Specialty - 2.6%
181,050	Innophos Holdings, Inc.	8,791,788
315,000	Sigma-Aldrich Corp.	19,674,900
		28,466,688
	Containers/Packaging - 4.9%
651,000	AptarGroup, Inc.	33,962,670
638,000	Bemis Company, Inc.	19,191,040
		53,153,710
	Industrial Specialties - 2.8%
127,250	H.B. Fuller Company	2,940,748
702,000	Valspar Corp.	27,356,940
		30,297,688
PRODUCER MANUFACTURING SECTOR - 14.1%
	Electrical Products - 3.2%
1,735,000	Molex Inc. Cl A	34,318,300
	Industrial Conglomerates - 2.3%
407,000	SPX Corporation	24,529,890
	Industrial Machinery - 3.3%
604,000	Kennametal Inc.	22,058,080
333,000	Woodward Inc.	13,629,690
		35,687,770
	Miscellaneous Manufacturing - 2.6%
626,000	Carlisle Companies Inc.	27,731,800
	Office Equipment/Supplies - 2.7%
1,013,000	Avery Dennison Corporation	29,052,840

RETAIL TRADE SECTOR - 7.3%
	Catalog/Specialty Distribution - 1.0%
289,000	HSN, Inc.	10,479,140
	Discount Stores - 2.3%
425,000	Family Dollar Stores, Inc.	24,505,500
	Food Retail - 1.9%
471,650	Ruddick Corp.	20,111,156
	Specialty Stores - 2.1%
444,000	PetSmart, Inc.	22,772,760

TECHNOLOGY SERVICES SECTOR - 5.7%
	Data Processing Services - 3.0%
1,434,000	Broadridge Financial Solutions Inc.	32,336,700
	Information Technology Services - 2.7%
885,000	Jack Henry & Associates, Inc.	29,744,850

TRANSPORTATION SECTOR - 4.1%
	Marine Shipping - 1.8%
303,000	Kirby Corp.*	19,949,520
	Trucking - 2.3%
542,000	J.B. Hunt Transport Services, Inc.	24,427,940
	Total common stocks (cost $801,103,260)	1,014,869,501
	Total investments - 93.8% (cost $801,103,260)	1,014,869,501
	Cash and receivables, less liabilities - 6.2% (a)	66,620,250
	TOTAL NET ASSETS - 100.0%	$1,081,489,751

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments	$801,103,260

Gross unrealized appreciation	253,609,567
Gross unrealized depreciation	(39,843,326)
Net unrealized appreciation	$213,766,241

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,014,869,501

Level 2 –	—
Level 3 –	—
Total	$1,014,869,501

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2011.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financialreporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a- 3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.

     By (Signature and Title)  /s/ Ted D. Kellner
     Ted D. Kellner, President

 Date     January 30, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)  /s/ Ted D. Kellner
     Ted D. Kellner, President

 Date     January 30, 2012

    By (Signature and Title)  /s/ Ted D. Kellner
     Ted D. Kellner, Treasurer

 Date     January 30, 2012